UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

LK Balanced Fund

Institutional Class Shares – LKBLX

Annual Report

www.lkfunds.com	June 30, 2013

LK Balanced Fund

August 1, 2013

Dear Fellow Shareholders,

When we converted our partnership to a mutual fund one year ago, there was high anxiety about the stock market among investors.  The European financial crisis was on everybody’s mind.  The potential for an attack on Iran loomed.  There was concern that the U. S. economy would falter, as the Federal Reserve had ended quantitative easing 2 (QE2).  The federal budget deficit and the growing federal debt coupled with a dysfunctional congress and upcoming presidential election were constant sources of concern.  Those were just a few of the worries investors confronted.

As 2013 started, the big worry was the fiscal cliff.  The next hurdle was the sequestration.  All of those worries are now starting to feel like distant memories.

Despite the difficulties, LK Balanced Fund returned a very respectable 15.46% for the year.  So what has changed?  Quantitative easing 3 was initiated in September, 2012, and we survived the 2012 election.  Otherwise—the above-mentioned concerns—while slipping into the back ground, are still with us.  As Warren Buffet once said, “It’s just that sometimes people focus on the myriad uncertainties that always exist while at other times they ignore them (usually because the recent past has been uneventful).”  It is axiomatic that the lowest risk entry point for the market develops when the background fundamentals are at their worst.

Uncertainties have been with us forever and they are just part of the investment scene.  While these uncertainties cannot be ignored, the real job for us as investors is to focus on company fundamentals.  It seems that buying quality companies at reasonable prices tends to work out over the long term.

Sincerely,

Kenneth W. Kroeker	Thomas J. Sudyka, Jr.	Bruce H. Van Kooten

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities).  Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates.  Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk.  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

Must be preceded or accompanied by a prospectus.

The LK Balanced Fund is distributed by Quasar Distributors, LLC.

LK Balanced Fund

Value of $50,000 Investment (Unaudited)

The chart assumes an initial investment of $50,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of June 30, 2013

	One Year	Five Year	Ten Year	Since Inception
LK Balanced Fund(1)(2)	15.46%	1.60%	7.81%	8.45%
Lipper Balanced Funds Index(3)	11.70%	5.29%	6.18%	8.02%

(1)	Fund commenced operations on July 1, 2012.
(2)
The performance data quoted for periods prior to July 1, 2012 is that of the L/K Limited Partnership #1 (the “Partnership”).  The Partnership commenced operations on December 31, 1986. The Partnership was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund.  If it had been, the Partnership’s performance might have been lower.

(3)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds.

LK Balanced Fund

Expense Example (Unaudited)
June 30, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (1/01/2013)	Value (6/30/2013)	(1/01/2013 to 6/30/2013)
LK Balanced Fund Actual(2)	$1,000.00	$1,071.00	$5.13
LK Balanced Fund Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2013 of 7.10%.

LK Balanced Fund

Allocation of Portfolio Net Assets (Unaudited)
June 30, 2013
(% of Net Assets)

Top Ten Holdings (Unaudited)
June 30, 2013(1)
(% of net assets)

Chicago Bridge & Iron	3.5%
GenCorp	3.3%
Lincoln Electric Holdings	3.1%
Kansas City Southern	2.8%
Texas Pacific Land Trust	2.8%
Pfizer	2.7%
Anadarko Petroleum	2.5%
Chevron	2.5%
Thermo Fisher Scientific	2.4%
Boeing	2.2%

(1)	First American Government Obligations, Class Z, is excluded from the Top Ten Holdings.

LK Balanced Fund

Schedule of Investments
June 30, 2013

Description	Shares	Value

COMMON STOCKS – 63.0%

Consumer Discretionary – 6.8%
Cato, Class A	12,500	$312,000
DIRECTV*	6,500	400,530
Walt Disney	7,000	442,050
Winnebago Industries*	13,000	272,870
		1,427,450
Consumer Staples – 2.5%
Colgate-Palmolive	3,400	194,786
ConAgra Foods	9,000	314,370
Crimson Wine Group*	1,440	12,262
		521,418
Energy – 7.1%
Anadarko Petroleum	6,200	532,766
Chesapeake Energy	15,000	305,700
Chevron	4,418	522,826
Peabody Energy	10,000	146,400
		1,507,692
Financials – 9.5%
Berkshire Hathaway, Class A*	2	337,200
Leucadia National	14,400	377,568
Plum Creek Timber – REIT	8,000	373,360
The St. Joe Company*	15,000	315,750
Texas Pacific Land Trust	6,959	589,845
		1,993,723
Health Care – 8.9%
Forest Laboratories*	10,500	430,500
Laboratory Corporation of America Holdings*	3,725	372,873
Pfizer	20,000	560,200
Thermo Fisher Scientific	6,000	507,780
		1,871,353
Industrials – 16.4%
Boeing	4,500	460,980
Chicago Bridge & Iron	12,500	745,750
Costamare	17,625	303,679
GenCorp*	43,000	699,179
Kansas City Southern	5,600	593,376
Lincoln Electric Holdings	11,600	664,332
		3,467,296

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments – Continued
June 30, 2013

Description	Shares/Par	Value

COMMON STOCKS – 63.0% (CONTINUED)

Information Technology – 1.8%
Microsoft	11,000	$379,830

Materials – 8.4%
Cemex SAB de CV*	37,742	399,306
Compass Minerals International	5,000	422,650
Freeport-McMoRan Copper & Gold	8,228	227,175
Vulcan Materials	9,000	435,690
Yamana Gold	30,000	285,300
		1,770,121
Telecommunication Services – 1.6%
Vodafone Group – ADR	12,000	344,880

Total Common Stocks
(Cost $7,862,199)		13,283,763

CORPORATE BONDS – 24.5%

Consumer Discretionary – 2.6%
McDonald’s
1.875%, 05/29/2019	$250,000	246,647
Walt Disney
5.875%, 12/15/2017	250,000	292,470
		539,117
Consumer Staples – 6.7%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	267,471
Campbell Soup
2.500%, 08/02/2022	300,000	274,117
Coca-Cola
7.125%, 08/01/2017	150,000	179,257
Kimberly-Clark
6.875%, 02/15/2014	150,000	155,843
Procter & Gamble
1.800%, 11/15/2015	275,000	282,236
William Wrigley Jr. Company
4.650%, 07/15/2015	250,000	263,868
		1,422,792
Energy – 1.4%
ConocoPhillips
6.650%, 07/15/2018	250,000	299,990

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments – Continued
June 30, 2013

Description	Par	Value

CORPORATE BONDS – 24.5% (CONTINUED)

Financials – 4.8%
Berkshire Hathaway
1.500%, 01/10/2014	$250,000	$251,541
1.900%, 01/31/2017	265,000	268,049
Fannie Mae
3.000%, 09/24/2019	250,000	251,349
John Deere Capital
3.000%, 10/15/2013	250,000	251,403
		1,022,342
Health Care – 3.7%
Pfizer
4.650%, 03/01/2018	250,000	279,721
Stryker
4.375%, 01/15/2020	200,000	219,523
Wyeth
5.500%, 02/15/2016	250,000	278,917
		778,161
Industrials – 2.4%
Union Pacific Railroad
Series 2004-2
5.214%, 09/30/2014 (a)	250,000	261,035
United Parcel Service
2.450%, 10/01/2022	250,000	236,184
		497,219
Information Technology – 1.7%
Corning
7.530%, 03/01/2023	110,000	128,605
Intel
2.700%, 12/15/2022	250,000	233,960
		362,565
Telecommunication Services – 1.2%
Qwest
7.125%, 11/15/2043	250,000	254,688

Total Corporate Bonds
(Cost $5,034,259)		5,176,874

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments – Continued
June 30, 2013

Description	Shares/Par	Value

MUNICIPAL BONDS – 4.0%
Blair, Nebraska Water System, Series C
3.500%, 12/15/2017	$200,000	$204,386
Colony, Texas Local Development Corporation, Series A
2.594%, 10/01/2020	190,000	182,484
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	210,446
Omaha, Nebraska Special Tax, Build America Bonds
4.130%, 10/15/2016	220,000	236,924

Total Municipal Bonds
(Cost $813,047)		834,240

U.S. GOVERNMENT SECURITIES – 2.8%
U.S. Treasury Notes#
2.125%, 01/15/2019	270,763	306,448
1.125%, 01/15/2021	265,748	284,537

Total U.S. Government Securities
(Cost $536,489)		590,985

EXCHANGE TRADED FUNDS – 2.0%
SPDR Barclays Capital High Yield Bond	6,000	236,940
SPDR Gold Trust*	1,575	187,661

Total Exchange Traded Funds
(Cost $363,576)		424,601

SHORT-TERM INVESTMENT – 5.9%
First American Government Obligations, Class Z, 0.02%^
(Cost $1,250,292)	1,250,292	1,250,292
Total Investments – 102.2%
Cost ($15,859,862)		21,560,755
Other Assets and Liabilities, Net – (2.2%)		(460,838)
Total Net Assets – 100.0%		$21,099,917

*	Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  As of June 30, 2013, the value of this investment was $261,035 or 1.2% of total net assets.

#
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

^	Variable rate security – The rate shown is the rate in effect as of June 30, 2013.
REIT – Real Estate Investment Trust
ADR – American Depository Receipt

See Notes to the Financial Statements

LK Balanced Fund

Statement of Assets and Liabilities
June 30, 2013

ASSETS:
Investments, at value
(cost $15,859,862)	$21,560,755
Cash	625
Dividends & interest receivable	96,094
Prepaid expenses	4,724
Total assets	21,662,198

LIABILITIES:
Payable for investment securities purchased	517,084
Payable to investment adviser	2,934
Payable to affiliates	17,960
Accrued expenses	24,303
Total liabilities	562,281

NET ASSETS	$21,099,917

NET ASSETS CONSIST OF:
Paid-in capital	$15,109,198
Accumulated undistributed net investment income	97,743
Accumulated undistributed net realized gain on investments	192,083
Net unrealized appreciation on investments	5,700,893
Net Assets	$21,099,917

Shares outstanding, unlimited number of shares authorized without par value	492,742

Net asset value, redemption price and offering price per share	$42.82

See Notes to the Financial Statements

LK Balanced Fund

Statement of Operations
For the Year Ended June 30, 2013

INVESTMENT INCOME:
Dividend income	$199,122
Less: foreign taxes withheld	(1,474)
Interest income	229,625
Total investment income	427,273

EXPENSES:
Investment adviser fees	141,808
Fund administration & accounting fees	68,573
Transfer agent fees	27,662
Audit fees	17,001
Compliance fees	12,003
Legal fees	11,401
Trustee fees	10,500
Federal & state registration fees	6,709
Custody fees	5,100
Other	2,936
Postage & printing fees	1,999
Total expenses before reimbursement	305,692
Less: reimbursement from investment adviser	(116,614)
Net expenses	189,078

NET INVESTMENT INCOME	238,195

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	555,872
Net change in unrealized appreciation on investments	1,887,310
Net realized and unrealized gain on investments	2,443,182

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,681,377

See Notes to the Financial Statements

LK Balanced Fund

Statement of Changes in Net Assets

Year Ended
June 30, 2013
OPERATIONS:
Net investment income	$238,195
Net realized gain on investments	555,872
Net change in unrealized appreciation on investments	1,887,310
Net increase in net assets resulting from operations	2,681,377

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,756,167
Proceeds from shares issued from transfer-in-kind (Note 8)	18,059,809
Proceeds from reinvestment of distributions	504,241
Payments for shares redeemed	(2,397,436)
Net increase in net assets resulting from capital share transactions	18,922,781

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(138,907)
From net realized gains	(365,334)
Total distributions to shareholders	(504,241)

TOTAL INCREASE IN NET ASSETS	21,099,917

NET ASSETS:
Beginning of year	—
End of year, including accumulated undistributed net investment income of $97,743	$21,099,917

See Notes to the Financial Statements

LK Balanced Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Year Ended
June 30, 2013
PER SHARE DATA:

Net asset value, beginning of year	$38.16

INVESTMENT OPERATIONS:
Net investment income	0.52
Net realized and unrealized gain on investments	5.30
Total from investment operations	5.82

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.32)
Dividends from net capital gains	(0.84)
Total distributions	(1.16)

Net asset value, end of year	$42.82

TOTAL RETURN	15.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$21.1

Ratio of expenses to average net assets:
Before expense reimbursement	1.62%
After expense reimbursement	1.00%

Ratio of net investment income to average net assets:
Before expense reimbursement	0.64%
After expense reimbursement	1.26%

Portfolio turnover rate	20%

See Notes to the Financial Statements

LK Balanced Fund

Notes to the Financial Statements
June 30, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation and current income. The Fund commenced operations on July 1, 2012.  Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Lawson Kroeker Investment Management, Inc. (the “Adviser”).  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended June 30, 2013, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended June 30, 2013, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended June 30, 2013, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended June 30, 2013 the Fund decreased accumulated net investment income by $1,545 and increased accumulated undistributed net realized gain by $1,545.

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2013

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2013

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,283,763	$—	$—	$13,283,763
Corporate Bonds	—	5,176,874	—	5,176,874
Municipal Bonds	—	834,240	—	834,240
U.S. Government Securities	—	590,985	—	590,985
Exchange-Traded Funds	424,601	—	—	424,601
Short-Term Investment	1,250,292	—	—	1,250,292
Total Investments	$14,958,656	$6,602,099	$—	$21,560,755

Transfers between levels are recognized at the end of the reporting period.  During the year ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.00% of the Fund’s average daily net assets, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2013

Limitation Agreement will be in effect through at least June 30, 2014. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
6/30/2016	$116,614

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the year ended June 30, 2013, the Fund incurred $68,573 in administration and fund accounting fees.

USBFS also serves as the transfer agent to the Fund.  For the year ended June 30, 2013, the Fund incurred $18,865 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended June 30, 2013, the Fund incurred $5,100 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the year ended June 30, 2013, the Fund incurred $12,003 in compliance fees.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

Year Ended
June 30, 2013
Shares sold	66,107
Shares issued from transfer in-kind (Note 8)	473,254
Shares issued to holders in reinvestment of dividends	12,672
Shares redeemed	(59,291)
Net increase	492,742

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended June 30, 2013, were as follows:

	Purchases*	Sales
U.S. Government	$—	$—
Other	$17,590,202	$3,509,003

*	Purchases include securities transferred in-kind.

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2013

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at June 30, 2013, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$5,980,568	$(279,184)	$5,701,384	$15,859,371

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of certain pass-through items from grantor trusts.

At June 30, 2013, components of accumulated earnings on a tax-basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term	Unrealized	Accumulated
Income	Capital Gains	Appreciation	Earnings
$97,252	$192,083	$5,701,384	$5,990,719

As of June 30, 2013, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended June 30, 2013, the Fund does not plan to defer any late year losses.

The tax character of distributions paid during the year ended June 30, 2013 were as follows:

Ordinary Income	Long Term Capital Gains	Total
$141,775	$362,466	$504,241

8.  IN-KIND CONTRIBUTIONS

As part of the Fund conversion on July 1, 2012, the LK Balanced Fund received an in-kind contribution from the LK Limited Partnership #1, which consisted of $18,059,809 of securities, cash and other receivables which were recorded at their current value.  However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for financial reporting purposes.  The cost of the contributed securities as of July 1, 2012, was $13,169,827, resulting in unrealized appreciation on investments of $3,813,583 as of that date.  As a result of the in-kind contribution, the LK Balanced Fund issued 473,254 shares at a $38.16 per share net asset value.

LK Balanced Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
LK Balanced Fund
(a series of Managed Portfolio Series)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of LK Balanced Fund (the “Fund”), a series of Managed Portfolio Series, as of June 30, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LK Balanced Fund as of June 30, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
August 28, 2013

LK Balanced Fund

Additional Information (Unaudited)
June 30, 2013

TRUSTEES AND OFFICERS

			Number of		Other
		Term of	Portfolios		Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Age	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Independent Trustees

Roel C. Campos, Esq.	Trustee	Indefinite	16	Partner, Locke Lord LLP (a law firm)	Director,
615 E. Michigan St.		Term; Since		(2011-Present); Partner, Cooley LLP	WellCare Health
Milwaukee, WI 53202		April 2011		(a law firm) (2007-2011);	Plans, Inc.
Age: 64				Commissioner, U.S. Securities and	(2013-Present);
				Exchange Commission (2002-2007).	Director, Regional
Management
Corp.
(2012-Present).

David A. Massart	Trustee	Indefinite	16	Co-Founder and Chief Investment	Independent
615 E. Michigan St.		Term; Since		Strategist, Next Generation Wealth	Trustee, ETF
Milwaukee, WI 53202		April 2011		Management, Inc. (2005-Present).	Series Solutions
Age: 46					(1 Portfolio)
(2012-Present).

Leonard M. Rush, CPA	Trustee	Indefinite	16	Chief Financial Officer, Robert W.	Anchor Bancorp
615 E. Michigan St.		Term; Since		Baird & Co. Incorporated, (2000-2011).	Wisconsin, Inc.
Milwaukee, WI 53202		April 2011			(2011-Present);
Age: 67					Independent
Trustee, ETF
Series Solutions
(1 Portfolio)
(2012-Present).

David M. Swanson	Trustee	Indefinite	16	Founder and Managing Principal,	Independent
615 E. Michigan St.		Term; Since		SwanDog Strategic Marketing, LLC	Trustee, Financial
Milwaukee, WI 53202		April 2011		(2006-Present); Executive Vice	Investors Variable
Age: 56				President, Calamos Investments	Insurance Trust
				(2004-2006).	(5 Portfolios)
(2006-Present).

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	16	Executive Vice President, U.S. Bancorp	None
615 E. Michigan St.	and Trustee	Term; Since		Fund Services, LLC (1994-Present).
Milwaukee, WI 53202		January 2011
Age: 54

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2013

			Number of		Other
		Term of	Portfolios		Directorships
	Position(s)	Office and	in Trust		Held by Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Age	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Officers

James R. Arnold	President	Indefinite	N/A	Senior Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term; Since		Fund Services, LLC (2002-Present).
Milwaukee, WI	Principal	January 2011
53202	Executive
Age: 56	Officer

Deborah Ward	Vice	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	President,	Term; Since		Services, LLC (2004-Present).
Milwaukee, WI 53202	Chief	April 2013
Age: 46	Compliance
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and	Term; Since		Services, LLC (2005-Present).
Milwaukee, WI 53202	Principal	January 2011
Age: 40	Financial
Officer

Angela L. Pingel, Esq.	Secretary	Indefinite	N/A	Vice President and Counsel, U.S.	N/A
615 E. Michigan St.		Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 2011		(2011-Present); Vice President and
Age: 42				Securities Counsel, Marshall & Ilsley
Trust Company N.A. (2007-2010);
Assistant Vice President and Counsel,
U.S. Bancorp Fund Services, LLC
(2004-2007).

Ryan L. Roell	Assistant	Indefinite	N/A	Compliance Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC (2005-Present).
Milwaukee, WI 53202		September 2012
Age: 40

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-698-1378.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-698-1378.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-698-1378, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended June 30, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 66.91% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2013 was 60.60% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 2.02%.

LK Balanced Fund

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
450 Regency Parkway, Suite 410
Omaha, NE  68114

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME  04104

This report should be accompanied or preceded by a prospectus.

The Fund's Statement of Additional Information contains additional information about the
Fund's trustees and is available without charge upon request by calling 1-855-698-1378.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  (The registrant’s inception date was July 1, 2012 and, as such, there is only one fiscal year to present).  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  For the fiscal year ended June 30, 2013, the Fund’s principal accountant was Cohen Fund Audit Services. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 6/30/2013
Audit Fees	$14,500
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

FYE 6/30/2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2013
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date   September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date   September 5, 2013

By (Signature and Title)* /s/ Brian r. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date   September 5, 2013

* Print the name and title of each signing officer under his or her signature.